Property, Equipment And Software - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	¥ 9.8	¥ 6.7	¥ 1.6